Trade Accounts and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Trade Accounts and Other Payables [Abstract]
Creditors	$ 7,096	$ 6,146
Insurances	158	23
Other	634	181
Total	$ 7,888	$ 6,350